Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 90.04%
CORPORATES — 76.62%*
Banking — 7.10%
Bank of America Corp.
2.59% 04/29/31
1
$ 110,000 $ 117,892
3.00% 12/20/23
1
35,000 36,852
Bank of America Corp.
(MTN)
3.97% 03/05/29
1
20,000 23,225
4.08% 03/20/51
1
25,000 31,592
4.27% 07/23/29
1
10,000 11,924
Bank of New York Mellon Corp. (The)
(MTN)
1.60% 04/24/25 15,000 15,695
3.25% 09/11/24 5,000 5,506
Discover Bank
(BKNT)
4.20% 08/08/23 10,000 10,952
Fifth Third Bancorp
2.55% 05/05/27 40,000 43,596
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
1,2
10,000 10,253
2.36% 08/18/31
1,2
75,000 77,623
JPMorgan Chase & Co.
2.52% 04/22/31
1
5,000 5,381
3.11% 04/22/51
1
80,000 89,250
4.01% 04/23/29
1
20,000 23,400
4.02% 12/05/24
1
55,000 60,615
4.20% 07/23/29
1
15,000 17,952
4.49% 03/24/31
1
35,000 43,208
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
1,2
60,000 66,204
Santander UK Group Holdings PLC
(United Kingdom)
3.57% 01/10/23
2
15,000 15,458
4.80% 11/15/24
1,2
55,000 61,196
State Street Corp.
3.78% 12/03/24
1
5,000 5,501
Wells Fargo & Co.
(MTN)
2.57% 02/11/31
1
145,000 154,458
3.58% 05/22/28
1
25,000 28,356
5.01% 04/04/51
1
20,000 28,474
Wells Fargo Bank N.A.
(BKNT)
2.08% 09/09/22
1
50,000 50,595
1,035,158
Communications — 9.94%
AT&T, Inc.
2.55% 12/01/33
3
35,000 35,975
3.80% 12/01/57
3
241,000 252,643
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75% 02/15/28 45,000 50,533
4.91% 07/23/25 30,000 34,895
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.38% 05/01/47 $ 30,000 $ 37,663
Comcast Corp.
1.50% 02/15/31 85,000 84,183
3.97% 11/01/47 10,000 12,673
4.00% 11/01/49 15,000 19,035
4.70% 10/15/48 8,000 11,196
Discovery Communications LLC
3.63% 05/15/30 30,000 34,367
Fox Corp.
3.50% 04/08/30 25,000 28,442
4.71% 01/25/29 3,000 3,643
Level 3 Financing, Inc.
3.88% 11/15/29
3
14,000 15,580
Qwest Corp.
7.25% 09/15/25 20,000 23,650
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
3
35,000 38,418
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
3
1,688 1,705
4.74% 03/20/25
3
155,000 168,363
5.15% 03/20/28
3
25,000 29,000
Time Warner Cable LLC
5.50% 09/01/41 33,000 42,540
5.88% 11/15/40 25,000 33,549
T-Mobile USA, Inc.
2.55% 02/15/31
3
35,000 36,796
4.50% 04/15/50
3
22,000 27,176
Verizon Communications, Inc.
4.02% 12/03/29 45,000 53,477
4.50% 08/10/33 85,000 107,361
ViacomCBS , Inc.
4.60% 01/15/45 39,000 47,016
5.85% 09/01/43 8,000 11,155
Vodafone Group PLC
(United Kingdom)
4.13% 05/30/25
2
21,000 24,048
4.25% 09/17/50
2
56,000 69,539
4.88% 06/19/49
2
6,000 8,032
5.25% 05/30/48
2
3,000 4,186
Walt Disney Co. (The)
2.65% 01/13/31 70,000 76,835
3.60% 01/13/51 11,000 13,341
6.20% 12/15/34 8,000 12,144
1,449,159
Consumer Discretionary — 3.01%
Altria Group, Inc.
5.38% 01/31/44 5,000 6,399
5.95% 02/14/49 15,000 21,044
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
4.70% 02/01/36 30,000 38,089
Anheuser-Busch InBev Worldwide, Inc.
4.60% 04/15/48 77,000 97,609
4.75% 01/23/29 30,000 37,072

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
2,3
$ 70,000 $ 83,143
BAT Capital Corp.
4.39% 08/15/37 45,000 50,609
4.54% 08/15/47 10,000 11,122
Constellation Brands, Inc.
3.75% 05/01/50 45,000 53,231
NIKE, Inc.
3.38% 03/27/50 5,000 6,190
Reynolds American, Inc.
4.45% 06/12/25 5,000 5,697
4.85% 09/15/23 20,000 22,363
5.85% 08/15/45 5,000 6,393
438,961
Electric — 8.04%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 10,000 12,181
Alabama Power Co.
5.50% 03/15/41 9,000 12,726
Alliant Energy Finance LLC
1.40% 03/15/26
3
45,000 45,250
Ameren Corp.
3.50% 01/15/31 15,000 17,335
Appalachian Power Co.
4.45% 06/01/45 10,000 12,888
Appalachian Power Co.,
Series X
3.30% 06/01/27 40,000 44,722
Black Hills Corp.
4.35% 05/01/33 35,000 42,503
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 10,000 11,858
Consolidated Edison Co. of New York, Inc.,
Series 20B
3.95% 04/01/50 60,000 73,204
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 84,355
Duquesne Light Holdings, Inc.
5.90% 12/01/21
3
122,000 127,251
Evergy , Inc.
2.45% 09/15/24 5,000 5,307
FirstEnergy Transmission LLC
5.45% 07/15/44
3
55,000 70,456
Florida Power & Light Co.
4.13% 02/01/42 90,000 114,742
Interstate Power and Light Co.
2.30% 06/01/30 20,000 21,193
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,784
Metropolitan Edison Co.
4.00% 04/15/25
3
9,000 9,778
4.30% 01/15/29
3
15,000 17,034
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
MidAmerican Energy Co.
4.25% 05/01/46 $ 10,000 $ 13,053
Narragansett Electric Co. (The)
3.40% 04/09/30
3
10,000 11,355
Northern States Power Co.
4.13% 05/15/44 10,000 13,092
PacifiCorp.
4.13% 01/15/49 45,000 58,069
PNM Resources, Inc.
3.25% 03/09/21 10,000 10,040
Public Service Co. of New Mexico
3.85% 08/01/25 45,000 49,603
Puget Energy, Inc.
3.65% 05/15/25 100,000 110,292
Southern Co. (The)
3.25% 07/01/26 6,000 6,735
Tucson Electric Power Co.
3.85% 03/15/23 60,000 63,959
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 20,000 24,996
Vistra Operations Co. LLC
3.55% 07/15/24
3
6,000 6,495
Xcel Energy, Inc.
4.80% 09/15/41 55,000 71,123
1,172,379
Energy — 6.99%
BP Capital Markets America, Inc.
3.63% 04/06/30 45,000 52,464
Chevron Corp.
2.24% 05/11/30 20,000 21,462
Concho Resources, Inc.
2.40% 02/15/31 35,000 36,686
Enbridge Energy Partners LP
5.50% 09/15/40 10,000 12,464
Energy Transfer Operating LP
4.95% 06/15/28 25,000 28,833
5.00% 05/15/50 15,000 16,358
5.25% 04/15/29 10,000 11,666
5.50% 06/01/27 37,000 43,607
6.13% 12/15/45 12,000 14,218
EQM Midstream Partners LP
6.50% 07/15/48 8,000 8,340
EQT Corp.
3.90% 10/01/27 5,000 4,977
Equinor ASA
(Norway)
3.25% 11/18/49
2
6,000 6,681
3.70% 04/06/50
2
5,000 6,041
Exxon Mobil Corp.
2.61% 10/15/30 25,000 27,344
4.33% 03/19/50 35,000 45,990
Hess Corp.
4.30% 04/01/27 33,000 36,589

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
KeySpan Gas East Corp.
5.82% 04/01/41
3
$ 15,000 $ 21,330
Kinder Morgan Energy Partners LP
5.80% 03/15/35 15,000 18,876
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 15,000 20,660
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 15,000 21,678
NGPL Pipe Co. LLC
4.38% 08/15/22
3
30,000 31,272
4.88% 08/15/27
3
10,000 11,325
Occidental Petroleum Corp.
3.50% 08/15/29 5,000 4,580
Petroleos Mexicanos
(Mexico)
7.69% 01/23/50
2
40,000 40,400
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 19,000 21,326
4.65% 10/15/25 20,000 22,414
Rockies Express Pipeline LLC
3.60% 05/15/25
3
30,000 30,937
6.88% 04/15/40
3
17,000 18,675
Ruby Pipeline LLC
7.75% 04/01/22
3
6,288 6,194
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 3,435
5.75% 05/15/24 25,000 28,610
Shell International Finance BV
(Netherlands)
2.38% 11/07/29
2
25,000 26,856
3.13% 11/07/49
2
20,000 22,186
Southern Co. Gas Capital Corp.
2.45% 10/01/23 13,000 13,620
4.40% 06/01/43 10,000 12,343
5.88% 03/15/41 30,000 43,677
Southern Natural Gas Co. LLC
4.80% 03/15/47
3
15,000 17,854
Sunoco Logistics Partners Operations LP
5.40% 10/01/47 6,000 6,717
TC PipeLines LP
3.90% 05/25/27 15,000 16,905
4.38% 03/13/25 30,000 33,836
4.65% 06/15/21 10,000 10,072
Texas Eastern Transmission LP
2.80% 10/15/22
3
40,000 41,399
7.00% 07/15/32 50,000 69,789
TransCanada PipeLines Ltd.
(Canada)
5.00% 10/16/43
2
15,000 18,892
Williams Cos., Inc. (The)
3.90% 01/15/25 8,000 8,879
1,018,457
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance — 7.66%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
(Ireland)
3.65% 07/21/27
2
$ 25,000 $ 27,182
3.88% 01/23/28
2
14,000 15,047
Air Lease Corp.
3.63% 12/01/27 29,000 31,309
4.25% 09/15/24 20,000 22,040
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88% 02/15/25
2,3
15,000 15,310
Citigroup, Inc.
2.57% 06/03/31
1
75,000 80,006
2.88% 07/24/23
1
50,000 51,965
3.67% 07/24/28
1
20,000 22,776
Ford Motor Credit Co. LLC
3.34% 03/28/22 54,000 54,792
4.25% 09/20/22 19,000 19,642
5.75% 02/01/21 5,000 5,019
GE Capital International Funding Co.
(Ireland)
3.37% 11/15/25
2
60,000 66,637
4.42% 11/15/35
2
118,000 140,612
General Motors Financial Co., Inc.
3.20% 07/06/21 5,000 5,054
4.20% 11/06/21 20,000 20,601
4.38% 09/25/21 20,000 20,543
Goldman Sachs Group, Inc. (The)
2.60% 02/07/30 115,000 123,854
2.91% 07/24/23
1
35,000 36,389
3.27% 09/29/25
1
30,000 32,857
3.50% 11/16/26 5,000 5,617
Intercontinental Exchange, Inc.
1.85% 09/15/32 15,000 15,142
3.00% 06/15/50 5,000 5,312
(LIBOR USD 3-Month plus 0.65%)
0.87% 06/15/23
4
25,000 25,080
Morgan Stanley
(GMTN)
3.70% 10/23/24 5,000 5,568
3.77% 01/24/29
1
20,000 23,251
Morgan Stanley
(MTN)
3.62% 04/01/31
1
65,000 75,662
Morgan Stanley,
Series F
3.88% 04/29/24 20,000 22,167
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,2,3
10,000 10,391
3.77% 03/08/24
1,2,3
40,000 42,582
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
2,3
5,000 5,457
Pipeline Funding Co. LLC
7.50% 01/15/30
3
9,113 12,116

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Raymond James Financial, Inc.
3.63% 09/15/26 $ 40,000 $ 45,946
4.65% 04/01/30 25,000 30,826
1,116,752
Food — 0.94%
Conagra Brands, Inc.
4.60% 11/01/25 6,000 7,074
General Mills, Inc.
4.20% 04/17/28 5,000 6,059
Kraft Heinz Foods Co.
4.38% 06/01/46 10,000 10,795
4.63% 10/01/39
3
39,000 43,492
5.00% 07/15/35 13,000 15,655
Smithfield Foods, Inc.
3.35% 02/01/22
3
35,000 35,613
5.20% 04/01/29
3
5,000 5,958
Tyson Foods, Inc.
4.35% 03/01/29 10,000 12,147
136,793
Health Care — 12.95%
AbbVie, Inc.
3.80% 03/15/25 20,000 22,472
4.40% 11/06/42 85,000 106,733
4.55% 03/15/35 10,000 12,677
Alcon Finance Corp.
3.00% 09/23/29
3
55,000 60,072
Amgen, Inc.
3.15% 02/21/40 35,000 38,297
4.40% 05/01/45 20,000 25,401
Anthem, Inc.
3.70% 09/15/49 10,000 11,905
4.38% 12/01/47 10,000 12,911
Ascension Health,
Series B
2.53% 11/15/29 10,000 10,965
AstraZeneca PLC
(United Kingdom)
3.38% 11/16/25
2
10,000 11,230
Banner Health,
Series 2020
3.18% 01/01/50 5,000 5,566
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 5,516
Baxter International, Inc.
3.95% 04/01/30
3
10,000 11,965
Bayer U.S. Finance II LLC
3.88% 12/15/23
3
5,000 5,452
4.25% 12/15/25
3
10,000 11,446
4.38% 12/15/28
3
25,000 29,425
4.88% 06/25/48
3
35,000 45,151
Becton Dickinson and Co.
3.79% 05/20/50 30,000 35,735
4.67% 06/06/47 5,000 6,556
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bon Secours Mercy Health, Inc.,
Series 20-2
2.10% 06/01/31 $ 65,000 $ 64,935
Boston Scientific Corp.
2.65% 06/01/30 35,000 37,588
Bristol-Myers Squibb Co.
3.90% 02/20/28 13,000 15,448
Centene Corp.
3.00% 10/15/30 21,000 22,284
4.63% 12/15/29 25,000 27,788
5.38% 08/15/26
3
4,000 4,235
Children's Hospital Medical Center
2.82% 11/15/50 20,000 20,585
Children's Hospital of Philadelphia (The),
Series 2020
2.70% 07/01/50 25,000 25,968
Cigna Corp.
2.40% 03/15/30 16,000 17,073
3.88% 10/15/47 15,000 17,815
4.38% 10/15/28 25,000 30,237
City of Hope,
Series 2013
5.62% 11/15/43 15,000 21,524
City of Hope,
Series 2018
4.38% 08/15/48 10,000 12,168
CommonSpirit Health
2.78% 10/01/30 35,000 37,310
CVS Health Corp.
3.25% 08/15/29 60,000 67,649
5.05% 03/25/48 50,000 67,668
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 40,000 44,603
Elanco Animal Health, Inc.
5.90% 08/28/28 5,000 5,916
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
3
50,000 52,667
Fresenius U.S. Finance II, Inc.
4.25% 02/01/21
3
35,000 35,090
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.77% 09/29/23
4
50,000 50,144
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 30,000 31,160
HCA, Inc.
5.00% 03/15/24 49,000 55,168
5.25% 06/15/49 17,000 22,490
Humana, Inc.
3.95% 03/15/27 20,000 23,036
Kaiser Foundation Hospitals
3.15% 05/01/27 10,000 11,309
Kaiser Foundation Hospitals,
Series 2019
3.27% 11/01/49 25,000 28,646

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Mayo Clinic,
Series 2013
4.00% 11/15/47 $ 25,000 $ 32,272
MedStar Health, Inc.,
Series 20A
3.63% 08/15/49 10,000 11,475
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 5,000 6,642
Methodist Hospital (The),
Series 20A
2.71% 12/01/50 30,000 30,859
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 15,000 15,711
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 16,415
Partners Healthcare System, Inc.,
Series 2020
3.34% 07/01/60 10,000 11,492
Pfizer, Inc.
4.10% 09/15/38 10,000 12,830
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 10,000 10,930
Quest Diagnostics, Inc.
4.20% 06/30/29 25,000 29,803
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 70,000 69,088
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
2,3
25,000 25,125
1.75% 09/02/27
2,3
45,000 46,281
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 51,811
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
2
30,000 30,588
Takeda Pharmaceutical Co. Ltd.
(Japan)
2.05% 03/31/30
2
20,000 20,462
Thermo Fisher Scientific, Inc.
4.50% 03/25/30 11,000 13,748
UnitedHealth Group, Inc.
2.90% 05/15/50 12,000 13,313
3.70% 08/15/49 15,000 18,836
4.25% 04/15/47 15,000 19,993
Viatris , Inc.
1.13% 06/22/22
3
15,000 15,142
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 36,065
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc.
3.55% 03/20/30 $ 25,000 $ 28,342
1,887,202
Industrials — 2.21%
Amcor Finance USA, Inc.
3.63% 04/28/26 10,000 11,222
BAE Systems Holdings, Inc.
3.85% 12/15/25
3
20,000 22,710
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
2,3
30,000 34,040
Bemis Co., Inc.
2.63% 06/19/30 5,000 5,424
Berry Global, Inc.
1.57% 01/15/26
3
28,000 28,266
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
2,3
25,000 27,318
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
4
10,000 9,625
L3Harris Technologies, Inc.
3.85% 06/15/23 50,000 53,994
Northrop Grumman Corp.
5.25% 05/01/50 30,000 44,693
Sonoco Products Co.
3.13% 05/01/30 10,000 11,127
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
2,3
5,000 5,545
Trane Technologies Luxembourg Finance SA
(Luxembourg)
3.55% 11/01/24
2
5,000 5,532
WRKCo , Inc.
3.00% 09/15/24 30,000 32,335
3.00% 06/15/33 5,000 5,536
4.90% 03/15/29 20,000 24,729
322,096
Information Technology — 3.02%
Amazon.com, Inc.
2.50% 06/03/50 50,000 51,785
Apple, Inc.
2.65% 05/11/50 60,000 63,811
Broadcom, Inc.
2.25% 11/15/23 30,000 31,349
3.63% 10/15/24 35,000 38,474
Fiserv, Inc.
2.65% 06/01/30 15,000 16,249
Intel Corp.
3.25% 11/15/49 15,000 16,821
Microsoft Corp.
2.53% 06/01/50 85,000 89,804

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
NVIDIA Corp.
3.50% 04/01/50 $ 25,000 $ 30,444
NXP BV/NXP Funding LLC
(Netherlands)
3.88% 09/01/22
2,3
30,000 31,626
Oracle Corp.
3.60% 04/01/50 60,000 70,036
440,399
Insurance — 4.43%
Allstate Corp. (The)
3.85% 08/10/49 25,000 31,487
Aon Corp.
2.80% 05/15/30 45,000 49,308
3.75% 05/02/29 5,000 5,841
Berkshire Hathaway Finance Corp.
4.20% 08/15/48 20,000 26,457
Farmers Insurance Exchange
4.75% 11/01/57
1,3
55,000 60,688
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
3
45,000 50,370
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 10,000 10,606
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
3
47,000 51,490
Metropolitan Life Global Funding I
2.95% 04/09/30
3
40,000 45,095
3.45% 10/09/21
3
42,000 43,006
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,3
30,000 29,995
New York Life Insurance Co.
3.75% 05/15/50
3
95,000 113,960
Pacific LifeCorp
3.35% 09/15/50
3
25,000 27,911
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,3
65,000 69,388
Travelers Cos., Inc. (The)
4.05% 03/07/48 10,000 13,346
Willis North America, Inc.
2.95% 09/15/29 15,000 16,443
645,391
Materials — 0.65%
Georgia-Pacific LLC
2.30% 04/30/30
3
15,000 16,070
International Flavors & Fragrances, Inc.
4.45% 09/26/28 5,000 5,927
5.00% 09/26/48 50,000 67,475
Sherwin-Williams Co. (The)
2.30% 05/15/30 5,000 5,261
94,733
Real Estate Investment Trust (REIT) — 5.38%
Alexandria Real Estate Equities, Inc.
3.80% 04/15/26 50,000 57,627
4.50% 07/30/29 11,000 13,447
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
3.30% 07/15/26 $ 10,000 $ 10,929
3.63% 11/15/27 35,000 38,510
3.75% 04/15/23 25,000 26,556
3.88% 01/30/31 10,000 11,224
AvalonBay Communities, Inc.
(MTN)
2.45% 01/15/31 10,000 10,774
Boston Properties LP
3.25% 01/30/31 10,000 11,065
3.40% 06/21/29 5,000 5,589
Crown Castle International Corp.
3.30% 07/01/30 45,000 50,449
CubeSmart LP
4.38% 02/15/29 5,000 5,920
CyrusOne LP/ CyrusOne Finance Corp.
2.90% 11/15/24 5,000 5,347
3.45% 11/15/29 55,000 59,371
Essex Portfolio LP
2.65% 03/15/32 5,000 5,361
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 5,000 5,267
4.00% 01/15/30 20,000 21,786
4.00% 01/15/31 45,000 49,173
Healthcare Realty Trust, Inc.
3.63% 01/15/28 30,000 33,742
Healthcare Trust of America Holdings LP
3.75% 07/01/27 65,000 73,785
Healthpeak Properties, Inc.
3.88% 08/15/24 10,000 11,183
Hudson Pacific Properties LP
3.95% 11/01/27 50,000 55,118
Kilroy Realty LP
2.50% 11/15/32 15,000 15,279
3.45% 12/15/24 10,000 10,847
Lexington Realty Trust
2.70% 09/15/30 45,000 46,942
Life Storage LP
2.20% 10/15/30 40,000 40,918
Mid-America Apartments LP
1.70% 02/15/31 10,000 10,010
SL Green Operating Partnership LP
3.25% 10/15/22 45,000 46,442
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
4
15,000 14,967
UDR, Inc.
(MTN)
4.40% 01/26/29 5,000 5,953
Ventas Realty LP
4.13% 01/15/26 10,000 11,511
4.75% 11/15/30 15,000 18,340
783,432

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 1.22%
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
2,3
$ 60,000 $ 71,259
Family Dollar Stores, Inc.
5.00% 02/01/21 5,000 5,017
Home Depot, Inc. (The)
3.90% 12/06/28 5,000 6,006
Lowe's Cos., Inc.
3.65% 04/05/29 25,000 29,177
McDonald's Corp.
(MTN)
4.20% 04/01/50 30,000 38,570
Starbucks Corp.
3.35% 03/12/50 5,000 5,612
3.80% 08/15/25 5,000 5,693
Walgreens Boots Alliance, Inc.
4.80% 11/18/44 15,000 17,088
178,422
Services — 1.69%
Emory University,
Series 2020
2.97% 09/01/50 10,000 10,705
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
2,3
50,000 57,396
4.75% 08/01/28
2
5,000 6,167
5.00% 11/01/22
2,3
5,000 5,354
Massachusetts Institute of Technology
3.96% 07/01/38 10,000 12,521
Northwestern University
3.69% 12/01/38 10,000 11,412
Pomona College,
Series A
2.89% 01/01/51 35,000 37,435
President and Fellows of Harvard College
2.52% 10/15/50 10,000 10,659
RELX Capital, Inc.
4.00% 03/18/29 35,000 41,592
University of Chicago (The),
Series 20B
2.76% 04/01/45 5,000 5,176
University of Southern California
2.81% 10/01/50 10,000 10,870
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
2
5,000 5,386
3.05% 04/01/50
2
25,000 27,168
William Marsh Rice University
2.60% 05/15/50 5,000 5,077
246,918
Transportation — 0.97%
Burlington Northern Santa Fe LLC
4.40% 03/15/42 18,000 23,934
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 $ 24,253 $ 24,318
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 14,451 14,479
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 30,000 32,330
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 23,748 21,969
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 15,555 15,410
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 8,414 8,430
140,870
Water — 0.42%
American Water Capital Corp.
3.45% 05/01/50 51,000 60,693
Total Corporates
(Cost $10,607,126) 11,167,815
MORTGAGE-BACKED — 1.48%**
Non-Agency Commercial Mortgage-Backed — 0.65%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.21% 03/10/46
1
334,131 7,352
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.87% 09/10/47
1,5,6
625,849 15,614
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.89% 12/10/47
1
480,669 13,171
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XA (IO)
0.56% 11/10/46
1,3
705,548 83
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
1.06% 08/10/43
1,3
2,543,884 30,820
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.36% 03/10/44
1,3
766,528 1,370
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C3, Class XA (IO)
0.98% 02/15/46
1,3
515,406 2,656
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA (IO)
1.41% 08/15/45
1,3
236,730 3,695
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA (IO)
1.61% 11/15/45
1,3,5,6
152,452 2,989

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.20% 08/10/49
1,3,5,6
$ 2,200,000 $ 8,351
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.31% 06/15/45
1,3
768,966 8,824
94,925
U.S. Agency Commercial Mortgage-Backed — 0.40%
Fannie Mae-Aces,
Series 2014-M6, Class X2 (IO)
0.43% 05/25/21
1
6,337,493 3,305
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.38% 07/25/22
1
497,386 1,384
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K723, Class X1 (IO)
0.95% 08/25/23
1
923,275 17,668
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.22% 09/16/51
1
583,222 28,164
Ginnie Mae,
Series 2011-53, Class IO (IO)
0.00% 05/16/51
1
2,299,169 1,750
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.39% 01/16/53
1
282,210 4,850
57,121
U.S. Agency Mortgage-Backed — 0.43%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.85% 11/25/41
4
69,189 9,904
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 27,474 28,040
Freddie Mac REMICS,
Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
1.14% 09/15/44
4
24,838 24,966
62,910
Total Mortgage-Backed
(Cost $325,193) 214,956
MUNICIPAL BONDS — 2.55%*
California — 1.03%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 25,000 25,806
Los Angeles Community College District General Obligation
Bonds
2.34% 08/01/33 20,000 21,021
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 17,608
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Department of Water & Power Power System
Revenue, Build America Taxable Bonds, Water Utility
Improvements, Series SY
6.01% 07/01/39 $ 5,000 $ 7,115
Los Angeles Unified School District, Build America Bonds,
School Improvements, Series RY
6.76% 07/01/34 5,000 7,528
Los Angeles Unified School District, Build America Taxable
Bonds, School Improvements, Series KR
5.75% 07/01/34 5,000 7,061
5.76% 07/01/29 5,000 6,451
Regents of the University of California Medical Center Pooled
Revenue, Taxable Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 30,000 32,228
3.26% 05/15/60 5,000 5,621
Santa Clara Valley Transportation Authority, Build America
Bonds, Transit Improvements
5.88% 04/01/32 10,000 12,886
University of California, Taxable, College & University, Revenue
Bonds, University & College Improvements, Series AJ
4.60% 05/15/31 5,000 6,099
149,424
Colorado — 0.17%
City & County of Denver Airport System Revenue Bonds,
Series C
2.24% 11/15/30 25,000 25,082
Florida — 0.20%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 16,321
Greater Orlando Aviation Authority, Port, Airport and Marina
Improvements, Series A
5.00% 10/01/44 10,000 12,400
28,721
Georgia — 0.14%
City of Atlanta Water & Wastewater Revenue Bonds
2.26% 11/01/35 20,000 20,981
Massachusetts — 0.07%
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 10,839
Missouri — 0.04%
Health & Educational Facilities Authority of the State of
Missouri, Taxable Revenue Bonds, Washington University,
University and College Improvements
3.65% 08/15/57 5,000 6,333
New York — 0.78%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 25,000 25,562

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority, Green Taxable Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 $ 5,000 $ 5,749
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Taxable Bonds, Public Improvements
3.96% 08/01/32 30,000 34,532
New York City Transitional Finance Authority Future Tax
Secured Revenue, Taxable Bonds, Public Improvements
3.73% 08/01/29 5,000 5,767
New York City Water & Sewer System Revenue Bonds, Series
AA
5.00% 06/15/50 10,000 13,076
New York State Dormitory Authority Revenue Bonds, University
& College Improvements, Series A
4.00% 03/15/44 15,000 17,796
Port Authority of New York & New Jersey Revenue Bonds, Port,
Airport and Marina Improvements, Series 221
4.00% 07/15/50 10,000 11,553
114,035
Ohio — 0.12%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 15,000 16,737
Total Municipal Bonds
(Cost $355,879) 372,152
U.S. TREASURY SECURITIES — 9.39%
U.S. Treasury Bonds — 2.59%
U.S. Treasury Bonds (WI)
1.63% 11/15/50 379,000 377,638
U.S. Treasury Notes — 6.80%
U.S. Treasury Notes
0.13% 11/30/22 118,000 118,014
0.13% 12/31/22 198,000 198,027
0.38% 12/31/25 675,000 675,554
991,595
Total U.S. Treasury Securities
(Cost $1,366,538) 1,369,233
Total Bonds — 90.04%
(Cost $12,654,736)
13,124,156
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 9.94%
Commercial Paper — 0.03%
Ford Motor Credit Co. LLC
2.88%
7
01/08/21
3
5,000 4,998
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds — 0.65%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
8
25,296 $ 25,296
JPMorgan U.S. Government Money Market Fund
0.03%
8
69,000 69,000
94,296
U.S. Treasury Bills — 9.26%
U.S. Treasury Bills
0.11%
7
02/04/21 $ 800,000 799,954
0.11%
7
02/11/21 300,000 299,979
0.09%
7
02/16/21 250,000 249,982
1,349,915
Total Short-Term Investments
(Cost $1,449,158) 1,449,209
Total Investments - 99.98%
(Cost $14,103,894) 14,573,365
Cash and Other Assets, Less Liabilities - 0.02% 2,657
Net Assets - 100.00% $ 14,576,022
1
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
2
U.S. dollar-denominated security issued by foreign-domiciled entity.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Floating rate security. The rate disclosed was in effect at December 31, 2020.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $26,954, which is 0.18% of total net assets.
7
Represents annualized yield at date of purchase.
8
Represents the current yield as of December 31, 2020.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(USD): U.S. Dollar
(WI): When Issued

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 7 03/31/21 $ 883,148 $ 2,142 $ 2,142
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 3 03/22/21 (469,078) 2,806 2,806
U.S. Treasury Ultra Bond 2 03/22/21 (427,125) 5,919 5,919
(896,203) 8,725 8,725
TOTAL FUTURES CONTRACTS $ (13,055) $ 10,867 $ 10,867

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Commercial Paper $ — $ 4,998 $ — $ 4,998
Money Market Funds 94,296 — — 94,296
U.S. Treasury Bills 1,349,915 — — 1,349,915
Long-Term Investments:
Corporates — 11,167,815 — 11,167,815
Mortgage-Backed — 188,002 26,954 214,956
Municipal Bonds — 372,152 — 372,152
U.S. Treasury Securities 1,369,233 — — 1,369,233
Other Financial Instruments
*
Assets:
Interest rate contracts 10,867 — — 10,867
Total $ 2,824,311 $ 11,732,967 $ 26,954 $ 14,584,232
*Other financial instruments include futures. Interest rate contracts include futures.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
CORPORATE BOND
FUND
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 35,813
Accrued discounts/premiums (926)
Realized gain/(loss) —
Change in unrealized (depreciation)* (7,933)
Purchases —
Sales —
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2020
$ 26,954
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(7,933) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.
CORPORATE BOND FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Mortgage-Backed Securities - Commercial
Mortgage-Backed
$26,954 Third-party Vendor Vendor Prices $1.78 $1.78